Restructuring - United States Restructuring Plan Charges Incurred (Details) - Hman Group holdings Inc and subsidiaries - United States Restructuring Plan - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019
Restructuring Cost and Reserve [Line Items]
Total	$ 1,182	$ 74	$ 1,313	$ 4,779	$ 9,527
Management Realignment And Integration [Member]
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments					5,707
Severance	749	$ 74	880	886	$ 3,820
Exit of certain lines of business
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments				1,568
Severance	404		404	903
Other	$ 29		$ 29	$ 1,422